UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21866

Highland Funds I

(Exact name of registrant as specified in charter)

NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)

registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Highland Funds I

Highland Equity Opportunities Fund
Highland High Income Fund
Highland Income Fund

Semi-Annual Report
February 29, 2008

Highland Funds I

Highland Equity Opportunities Fund
Highland High Income Fund
Highland Income Fund

Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE

Highland Equity Opportunities Fund

Objective

Highland Equity Opportunities Fund seeks consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of February 29, 2008

$32.4 million

Portfolio Data as of February 29, 2008

The information below provides a snapshot of Highland Equity Opportunities Fund at the end of the reporting period. Highland Equity Opportunities Fund is actively managed and the composition of its portfolio will change over time.

Top 5 Sectors as of 02/29/08 (%)*

Healthcare	14.8

Energy	7.8

Telecommunications	7.7

Financial	7.5

Wireless Communications	6.9

Top 10 Holdings as of 02/29/08 (%)*

Clearwire Corp., Class A	4.9

Devon Energy Corp.	4.7

Navigant Consulting, Inc.	4.5

Alcoa, Inc.	3.9

VeriFone Holdings, Inc.	3.8

Loral Space & Communications, Inc.	3.8

CVS Caremark Corp.	3.8

Weyerhaeuser Co.	3.7

Schering-Plough Corp.	3.1

Halliburton Co.	3.0

*          Sectors and holdings are calculated as a percentage of net assets.

Semi-Annual Report | 1

FUND PROFILE

Highland High Income Fund

Objective

Highland High Income Fund seeks to provide high current income while seeking to preserve shareholders’ capital.

Net Assets as of February 29, 2008

$4.5 million

Portfolio Data as of February 29, 2008

The information below provides a snapshot of Highland High Income Fund at the end of the reporting period. Highland High Income Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 02/29/08 (%)*

Baa	5.5

Ba	6.0

B	19.8

Caa	64.4

C	2.1

N/R	2.2

Top 5 Sectors as of 02/29/08 (%)*

Energy - Exploration & Production	12.7

Housing - Real Estate Development	11.1

Wireless - Cellular/PCS	9.6

Food/Tobacco - Beverages & Bottling	8.2

Telecommunications	4.9

Top 10 Holdings as of 02/29/08 (%)*

Energy XXI Gulf Coast, Inc. (Corporate Notes and Bonds)	5.7

MetroPCS Wireless, Inc. (Senior Loans)	5.1

Digicel Group, Ltd. (Corporate Notes and Bonds)	4.9

Realogy Corp. (Senior Loans)	4.7

Freescale Semiconductor, Inc. (Corporate Notes and Bonds)	4.6

Blockbuster, Inc. (Corporate Notes and Bonds)	4.6

Cricket Communications, Inc. (Corporate Notes and Bonds)	4.5

Helix Energy Solutions Group, Inc. (Corporate Notes and Bonds)	4.5

Solo Cup Co. (Corporate Notes and Bonds)	4.5

Pinnacle Foods Finance, Ltd. (Corporate Notes and Bonds)	4.4

*         Quality is calculated as a percentage of total senior loans and corporate notes. Sectors and holdings are calculated as a percentage of net assets.

2 | Semi-Annual Report

FUND PROFILE

Highland Income Fund

Objective

Highland Income Fund seeks to provide a high level of current income, with capital appreciation as a secondary objective.

Net Assets as of February 29, 2008

$6.2 million

Portfolio Data as of February 29, 2008

The information below provides a snapshot of Highland Income Fund at the end of the reporting period. Highland Income Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 02/29/08 (%)*

A	4.8

Baa	31.9

Ba	4.7

B	20.1

Caa	38.0

N/R	0.5

Top 5 Sectors as of 02/29/08 (%)*

Telecommunications	12.5

Broadcasting	8.0

Energy - Exploration & Production	7.7

Diversified Media	7.6

Utilities	4.2

Top 10 Holdings as of 02/29/08 (%)*

Cricket Communications, Inc. (Corporate Notes and Bonds)	4.4

Dominion Resources, Inc., Series D (Corporate Notes and Bonds)	4.2

Verizon Communications (Corporate Notes and Bonds)	4.2

Teva Pharmaceutical Finance LLC (Corporate Notes and Bonds)	4.1

Metro-Goldwyn-Mayer, Inc. (Senior Loans)	4.1

Comcast Corp. (Corporate Notes and Bonds)	4.1

Viacom, Inc. (Corporate Notes and Bonds)	4.0

Black & Decker (Corporate Notes and Bonds)	4.0

Time Warner, Inc. (Corporate Notes and Bonds)	4.0

Tribune Co., Initial Tranch B Advance (Senior Loans)	3.6

*         Quality is calculated as a percentage of total senior loans and corporate notes. Sectors and holdings are calculated as a percentage of net assets.

Semi-Annual Report | 3

FINANCIAL STATEMENTS

February 29, 2008

A guide to understanding each Fund’s financial statements

Investment Portfolio

The Investment Portfolio details all of each Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities

This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations

This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets

This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights

The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements

These notes disclose the organizational background of the Funds, their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4 | Semi-Annual Report

INVESTMENT PORTFOLIO(unaudited)

As of February 29, 2008	Highland Equity Opportunities Fund

Shares		Value ($)

Common Stocks - 82.1%

BROADCASTING - 3.2%
32,389	Comcast Corp., Class A (a)	632,880
19,025	National CineMedia, Inc.	409,988

		1,042,868

CABLE/WIRELESS VIDEO - 2.8%
32,910	Time Warner Cable, Inc., Class A (a)	898,442

CHEMICALS - 1.8%
26,531	Georgia Gulf Corp.	160,777
3,695	Mosaic Co. (a)	411,254

		572,031

ENERGY - 7.8%
14,951	Devon Energy Corp.	1,535,767
25,554	Halliburton Co.	978,718

		2,514,485

FINANCIAL - 7.5%
3,761	LandAmerica Financial Group, Inc.	138,480
8,616	Lazard Ltd., Class A	329,045
27,633	MF Global, Ltd. (a)	484,959
89,938	Navigant Consulting, Inc. (a)	1,466,889

		2,419,373

FOREST PRODUCTS - CONTAINERS - 5.4%
85,956	Graphic Packaging Corp. (a)	264,744
29,245	Louisiana-Pacific Corp.	318,186
19,369	Weyerhaeuser Co.	1,185,383

		1,768,313

GAMING/LEISURE - 2.5%
17,386	Penn National Gaming, Inc. (a)	796,800

HEALTHCARE - 14.8%
18,410	Barr Pharmaceuticals, Inc. (a)	868,032
19,241	DaVita, Inc. (a)	954,931
31,800	PDL BioPharma, Inc. (a)	508,164
41,759	PSS World Medical, Inc. (a)	730,783
109,643	Salix Pharmaceuticals, Ltd. (a)	740,090
46,441	Schering-Plough Corp.	1,007,770

		4,809,770

INFORMATION TECHNOLOGY - 5.8%
12,385	Affiliated Computer Services, Inc., Class A (a)	628,539
60,388	VeriFone Holdings, Inc. (a)	1,247,012

		1,875,551

MEDIA/TELECOMMUNICATIONS - 2.2%
123,583	Entravision Communications Corp., Class A (a)	716,781

METALS/MINERALS - 3.9%
34,285	Alcoa, Inc.	1,273,345

RETAIL - 3.8%
30,390	CVS Caremark Corp.	1,227,148

Shares		Value ($)

SERVICE - 1.1%
9,975	Walgreen Co.	364,187

TELECOMMUNICATIONS - 7.7%
18,640	AT&T, Inc.	649,231
17,020	CenturyTel, Inc.	615,954
51,379	Loral Space & Communications, Inc. (a)	1,246,455

		2,511,640

TRANSPORTATION - SHIPPING - 1.9%
7,059	FedEx Corp.	622,110

UTILITIES - 3.0%
12,809	Exelon Corp.	958,754

WIRELESS COMMUNICATIONS - 6.9%
114,373	Clearwire Corp., Class A (a)	1,602,367
261,201	ICO Global Communications Holdings, Ltd. (a)	632,107

		2,234,474

	Total Common Stocks (Cost $28,596,935)	26,606,072

Number of Contracts

Purchased Put Options - 0.0%
183	VeriFone, Inc., Strike Price $12.50, Expiration 04/19/08	1,830

	Total Purchased Put Options (Cost $11,593)	1,830

Total Investments - 82.1% (Cost of $28,608,528)		26,607,902

Other Assets & Liabilities, Net - 17.9%		5,814,370

Net Assets - 100.0%		32,422,272

Investments sold short outstanding as of February 29, 2008:

Equity Security	Shares	Value

CBIZ, Inc.	65,504	$582,986
D.R. Horton, Inc.	25,247	354,216
Heidrick & Struggles International, Inc.	18,800	643,524
INVESTools, Inc.	15,457	178,838
iShares Russell 2000 Index Fund, ETF	4,300	294,335
Lehman Brothers Holdings, Inc.	5,415	276,111
Marshall & Ilsley Corp.	5,345	124,004
Mohawk Industries, Inc.	1,569	112,042
Royal Caribbean Cruises, Ltd.	15,443	540,659
Tween Brands, Inc.	5,061	149,806
Verizon Communications, Inc.	7,500	272,400
VistaPrint, Ltd.	9,954	312,755
Wachovia Corp.	11,647	356,631
Washington Mutual, Inc.	14,733	218,048
Wells Fargo & Co.	19,015	555,808
Whirlpool Corp.	7,276	613,876
YRC Worldwide, Inc.	38,669	532,085

Total Investments sold short (Proceeds $6,821,613)		$6,118,124

(a)	Non-income producing security.

ETF	Exchange Traded Fund

See accompanying Notes to Financial Statements. |  5

INVESTMENT PORTFOLIO(unaudited)

As of February 29, 2008	Highland High Income Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 13.4%

ENERGY - OTHER ENERGY - 3.6%
	Coffeyville Resources, LLC
40,711	Funded Letter of Credit, 5.13%, 12/28/10	37,454
132,440	Tranche D Term Loan 8.48%, 12/30/13	125,156

		162,610

HOUSING - BUILDING MATERIALS - 4.7%
	Realogy Corp.
249,375	Delayed Draw Term B Loan, 10/10/13 (b)	209,295

WIRELESS - CELLULAR/PCS - 5.1%
	MetroPCS Wireless, Inc.
248,741	New Tranche B Term Loan, 6.10%, 11/04/13	227,702

	Total Senior Loans (Cost $642,881)	599,607

Corporate Notes and Bonds - 72.2%

CABLE/WIRELESS VIDEO - 3.2%
	CCH I LLC/CCH I Capital Co.
28,000	Senior Secured Notes, 11.00%, 10/01/15	19,600
	CCH I Holdings, LLC
250,000	Senior Unsecured Notes, 10.00%, 05/15/14	122,500

		142,100

CHEMICALS - COMMODITY & FERTILIZER - 4.2%
	Georgia Gulf Corp.
250,000	Senior Unsecured, 9.50%, 10/15/14	190,000

CONSUMER NON-DURABLES - 4.5%
	Solo Cup Co.
250,000	Senior Subordinated Notes, 8.50%, 02/15/14	200,000

ENERGY - EXPLORATION & PRODUCTION - 12.7%
	Energy XXI Gulf Coast, Inc.
300,000	Senior Unsecured Notes, 10.00%, 06/15/13	253,500
	Helix Energy Solutions Group, Inc.
200,000	Senior Unsecured Notes, 9.50%, 01/15/16 (c)	201,000
	McMoran Exploration Co.
60,000	Senior Unsecured Notes, 11.88%, 11/15/14	61,500
	Parallel Petroleum Corp.
50,000	Senior Unsecured Notes, 10.25%, 08/01/14	49,500

		565,500

Principal Amount ($)		Value ($)

FINANCIAL - 4.2%
	HUB International Holdings, Inc.
250,000	Senior Subordinated Notes, 10.25%, 06/15/15 (c)	186,250

FOOD/TOBACCO - BEVERAGES & BOTTLING - 8.2%
	Pinnacle Foods Finance, Ltd.
250,000	Senior Subordinate Notes, 10.63%, 04/01/17	195,625
	Tropicana Entertainment LLC Finance Corp.
351,000	Senior Subordinated Notes, 9.63%, 12/15/14	170,235

		365,860

GAMING/LEISURE - OTHER LEISURE - 3.1%
	Six Flags, Inc.
227,000	Senior Unsecured Notes, Convertible, 4.50%, 05/15/15	136,768

HEALTHCARE - ACUTE CARE - 1.8%
	HCA, Inc.
100,000	Senior Unsecured Notes, 7.69%, 06/15/25	81,233

HEALTHCARE - ALTERNATE SITE SERVICES - 3.0%
	LifeCare Holdings, Inc.
250,000	Senior Subordinated Notes, 9.25%, 08/15/13	136,250

HOUSING - BUILDING MATERIALS - 6.4%
	Realogy Corp.
200,000	Senior Subordinated, 12.38%, 04/15/15	107,000
250,000	Senior Unsecured, 10.50%, 04/15/14	178,750

		285,750

INFORMATION TECHNOLOGY - 4.6%
	Freescale Semiconductor, Inc.
250,000	Senior Unsecured Notes, 8.88%, 12/15/14	205,000

RETAIL - 4.6%
	Blockbuster, Inc.
250,000	Senior Subordinated Notes, 9.00%, 09/01/12	203,750

TELECOMMUNICATIONS - 4.9%
	Digicel Group, Ltd.
250,000	Senior Unsecured Notes, PIK, 9.13%, 01/15/15 (c)	218,125

6  | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of February 29, 2008	Highland High Income Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds (continued)

TRANSPORTATION - AUTO - 2.3%
	Delphi Corp.
58,000	Senior Unsecured Notes, 6.50%, 05/01/09 (d)	21,750
	Motor Coach Industries International, Inc.
250,000	Senior Unsecured Notes, 11.25%, 05/01/09	81,250

		103,000

WIRELESS - CELLULAR/PCS - 4.5%
	Cricket Communications, Inc.
225,000	Senior Unsecured, 9.38%, 11/01/14	201,375

	Total Corporate Notes and Bonds (Cost $4,230,026)	3,220,961

Total Investments - 85.6% (Cost of $4,872,907)		3,820,568

Other Assets & Liabilities, Net - 14.4%		642,456

Net Assets - 100.0%		4,463,024

(a)

Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 29, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 29, 2008, these securities amounted to $605,375 or 13.6% of net assets. These securities have been determined by the Fund’s investment adviser to be liquid securities.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued.

PIK	Payment-in-Kind

See accompanying Notes to Financial Statements. |  7

INVESTMENT PORTFOLIO (unaudited)

As of February 29, 2008	Highland Income Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 14.8%

DIVERSIFIED MEDIA - 7.6%
	Metro-Goldwyn-Mayer, Inc.
	Tranche B Term Loan,
299,238	8.45%, 04/08/12	251,893
	Tribune Co., Initial Tranch B Advance
299,248	7.91%, 05/17/14	219,337

		471,230

ENERGY - OTHER ENERGY - 3.8%
	Coffeyville Resources, LLC
	Funded Letter of Credit,
58,667	4.63%, 12/28/10	53,974
	Tranche D Term Loan,
190,855	7.48%, 12/30/13	180,358

		234,332

HOUSING - BUILDING MATERIALS - 3.4%
	Realogy Corp.
	Delayed Draw Term B Loan,
249,375	10/10/13 (b)	209,295

	Total Senior Loans (Cost $998,199)	914,857

Corporate Notes and Bonds - 72.2%

BROADCASTING - 8.0%
	Time Warner, Inc.
250,000	5.88%, 11/15/16	243,676
	Viacom, Inc.
	Senior Unsecured Notes,
250,000	6.25%, 04/30/16	248,324

		492,000

CABLE - US CABLE - 4.1%
	Comcast Corp.
250,000	5.90%, 03/15/16	251,503

CABLE/WIRELESS VIDEO - 1.3%
	CCH I LLC/CCH I Capital Co.
	Senior Secured Notes,
113,000	11.00%, 10/01/15	79,100

CHEMICALS - COMMODITY & FERTILIZER - 3.1%
	Georgia Gulf Corp.
	Senior Unsecured,
250,000	9.50%, 10/15/14	190,000

CONSUMER NON-DURABLES - 3.2%
	Solo Cup Co.
	Senior Subordinated Notes,
250,000	8.50%, 02/15/14	200,000

Principal Amount ($)		Value ($)

ENERGY - EXPLORATION & PRODUCTION - 7.7%
	Energy XXI Gulf Coast, Inc.
	Senior Unsecured Notes,
250,000	10.00%, 06/15/13	211,250
	Helix Energy Solutions Group, Inc.
	Senior Unsecured Notes,
200,000	9.50%, 01/15/16 (c)	201,000
	McMoran Exploration Co.
	Senior Unsecured Notes,
60,000	11.88%, 11/15/14	61,500

		473,750

FINANCIAL - 3.0%
	HUB International Holdings, Inc.
	Senior Subordinated Notes,
250,000	10.25%, 06/15/15 (c)	186,250

FOOD/TOBACCO - BEVERAGES & BOTTLING - 3.2%
	Pinnacle Foods Finance LLC
	Senior Subordinated Notes,
250,000	10.63%, 04/01/17	195,625

GAMING/LEISURE - OTHER LEISURE - 2.0%
	Tropicana Entertainment LLC
	FInance Corp.
	Senior Subordinated Notes,
250,000	9.63%, 12/15/14	121,250

HEALTHCARE - ACUTE CARE - 1.3%
	HCA, Inc.
	Senior Unsecured Notes,
100,000	7.69%, 06/15/25	81,233

HEALTHCARE - MEDICAL PRODUCTS - 4.1%
	Teva Pharmaceutical Finance LLC
250,000	5.55%, 02/01/16	255,031

HOUSING - BUILDING MATERIALS - 3.5%
	Realogy Corp.
	Senior Subordinated,
200,000	12.38%, 04/15/15	107,000
	Senior Unsecured,
150,000	10.50%, 04/15/14	107,250

		214,250

INFORMATION TECHNOLOGY - 3.3%
	Freescale Semiconductor, Inc.
	Senior Unsecured Notes,
250,000	8.88%, 12/15/14	205,000

MANUFACTURING - 4.0%
	Black & Decker
	Senior Unsubordinated Notes,
250,000	5.75%, 11/15/16	247,370

RETAIL - 3.3%
	Blockbuster, Inc.
	Senior Subordinated Notes,
250,000	9.00%, 09/01/12	203,750

8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of February 29, 2008	Highland Income Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds (continued)

TELECOMMUNICATIONS - 8.1%
	Digicel Group, Ltd.
	Senior Unsecured Notes, PIK,
250,000	9.13%, 01/15/15 (c)	218,125
	Univision Communications, Inc.
40,000	PIK, 9.75%, 03/15/15 (c)	27,800
	Verizon Communications
	Senior Unsecured Notes,
250,000	5.55%, 02/15/16	256,035

		501,960

TRANSPORTATION - AUTO - 0.4%
	Delphi Corp.
	Senior Unsecured Notes,
67,000	6.50%, 05/01/09 (d)	25,125

UTILITIES - 4.2%
	Dominion Resources, Inc., Series D
	Senior Unsecured Notes,
250,000	5.00%, 03/15/13	258,781

WIRELESS - CELLULAR/PCS - 4.4%
	Cricket Communications, Inc.
	Senior Unsecured,
300,000	9.38%, 11/01/14	268,500

	Total Corporate Notes and Bonds (Cost $4,984,601)	4,450,478

Total Investments - 87.0% (Cost of $5,982,800)		5,365,335

Other Assets & Liabilities, Net - 13.0%		803,256

Net Assets - 100.0%		6,168,591

(a)

Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 29, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 29, 2008, these securities amounted to $633,175 or 10.3% of net assets. These securities have been determined by the Fund’s investment adviser to be liquid securities.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued.

PIK	Payment-in-Kind

See accompanying Notes to Financial Statements. | 9

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10  |

STATEMENT OF ASSETS AND LIABILITIES

As of February 29, 2008 (unaudited)	Highland Funds I

	Highland Equity Opportunities Fund ($)	Highland High Income Fund ($)	Highland Income Fund ($)

Assets:
Investments, at value (cost $28,608,528, $4,872,907 and $5,982,800, respectively)	26,607,902	3,820,568	5,365,335
Cash	3,759,838	604,866	927,387
Restricted cash (Note 2)	8,190,339	—	—
Receivable for:
Investments sold	1,635,322	210,625	62,345
Dividend and interest receivable	25,742	107,561	124,898
Receivable from investment adviser (Note 4)	—	18,437	16,307
Fund shares sold	69,515	—	—
Prepaid offering costs (Note 2)	—	646	691
Other assets	235,022	9,386	15,511

Total assets	40,523,680	4,772,089	6,512,474

Liabilities:
Securities sold short, at value (proceeds $6,821,613)	6,118,124	—	—
Net discount on unfunded transactions (Note 9)	—	231	207
Dividend payable	16,447	—	—
Payables for:
Investments purchased	1,787,593	231,349	225,466
Fund shares redeemed	109,771	—	40,873
Administration fees (Note 4)	5,049	178	243
Service and distribution fees (Note 4)	11,081	96	1,066
Audit fees	19,477	28,507	28,507
Transfer agent fees	12,726	15,430	15,381
Accrued expenses and other liabilities	21,140	33,274	32,140

Total liabilities	8,101,408	309,065	343,883

Net Assets	32,422,272	4,463,024	6,168,591

Composition of Net Assets:
Par value (Note 1)	3,135	565	686
Paid-in capital	34,368,264	5,593,268	6,840,670
Undistributed net investment income/(loss)	(34,639)	82	216
Accumulated net realized gain/(loss) from investments, short positions and unfunded transactions	(617,351)	(78,552)	(55,516)
Net unrealized appreciation/(depreciation) on investments, short positions and unfunded transactions	(1,297,137)	(1,052,339)	(617,465)

Net Assets	32,422,272	4,463,024	6,168,591

See accompanying Notes to Financial Statements.  |  11

STATEMENT OF ASSETS AND LIABILITIES (continued)

As of February 29, 2008 (unaudited)	Highland Funds I

	Highland Equity Opportunities Fund ($)		Highland High Income Fund ($)		Highland Income Fund ($)

Class A
Net Assets	18,099,636		88,725		118,700
Shares outstanding (unlimited authorization)	1,748,730		11,229		13,210
Net asset value per share (Net assets/shares outstanding)	10.35	(a)	7.90	(a)	8.99	(a)
Maximum offering price per share (100/94.50 of $10.35; 100/95.50 of $7.90 and 100/95.50 of $8.99, respectively)	10.95	(b)	8.27	(b)	9.41	(b)

Class C
Net Assets	8,150,255		88,144		1,314,361
Shares outstanding (unlimited authorization)	791,105		11,158		146,193
Net asset value and offering price per share
(Net assets/shares outstanding)	10.30	(a)	7.90	(a)	8.99	(a)

Class Z
Net Assets	6,172,381		4,286,155		4,735,530
Shares outstanding (unlimited authorization)	595,204		542,452		527,033
Net asset value, offering and redemption price per share
(Net assets/shares outstanding)	10.37		7.90		8.99

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge (“CDSC”).

(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering price will be lower.

12  |  See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2008 (unaudited)	Highland Funds I

	Highland Equity Opportunities Fund ($)	Highland High Income Fund ($)	Highland Income Fund ($)

Investment Income:
Interest	191,847	235,665	228,096
Dividends (less withholding tax of $355)	257,511	—	—
Securities lending income	48,540	—	—

Total investment income	497,898	235,665	228,096

Expenses:
Investment advisory fees (Note 4)	373,187	15,705	14,676
Administration fees (Note 4)	33,175	4,834	5,871
Sub-administration fees (Note 4)	43,748	41,342	41,653
Distribution fees (Note 4)
Class A	9,328	48	59
Class C	26,048	359	3,310
Service fees: (Note 4)
Class A	23,319	120	146
Class C	8,683	120	1,104
Transfer agent fees	42,589	38,264	38,265
Audit fees	24,477	18,507	18,507
Legal fees	27,441	6,779	6,739
Trustees’ fees (Note 4)	18,123	17,929	17,941
Custodian fees	4,716	2,822	2,700
Registration fees	18,754	15,071	15,072
Offering cost (Note 2)	17,004	61,083	60,506
Reports to shareholders	21,353	13,454	12,745
Other expenses	26,397	5,320	5,434

Total operating expenses	718,342	241,757	244,728
Fees and expenses waived or reimbursed by investment adviser (Note 4)	(373,188)	(189,161)	(177,000)
Fees and expenses waived by administrator (Note 4)	—	(3,625)	(4,403)

Net operating expenses	345,154	48,971	63,325
Interest expense	—	874	3,537
Dividends for short sales	46,705	—	—

Net expenses	391,859	49,845	66,862

Net investment income	106,039	185,820	161,234

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	(685,689)	(38,453)	(8,665)
Net realized gain/(loss) on short positions (Note 2)	1,097,408	—	—
Net realized gain/(loss) on unfunded transactions (Note 9)	—	(1,090)	(183)
Net change in unrealized appreciation/(depreciation) on investments	(2,002,386)	(643,871)	(350,169)
Net change in unrealized appreciation/(depreciation) on short positions (Note 2)	696,425	—	—
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	—	670	—

Net realized and unrealized gain/(loss) on investments	(894,242)	(682,744)	(359,017)

Net decrease in net assets from operations	(788,203)	(496,924)	(197,783)

See accompanying Notes to Financial Statements.  |  13

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Equity Opportunities Fund		Highland High Income Fund

	Six Months Ended February 29, 2008 (unaudited) ($)	Period Ended August 31, 2007 (a) ($)	Six Months Ended February 29, 2008 (unaudited) ($)	Period Ended August 31, 2007 (b) ($)

Increase/(Decrease) in Net Assets:

From Operations
Net investment income/(loss)	106,039	(34,710)	185,820	160,572
Net realized gain/(loss) on investments, unfunded transactions and short positions	411,719	253,322	(39,543)	193,871
Net change in unrealized appreciation/ (depreciation) on investments, unfunded transactions and short positions	(1,305,961)	8,824	(643,201)	(409,138)

Net increase/(decrease) in net assets from operations	(788,203)	227,436	(496,924)	(54,695)

Distributions Declared to Shareholders
From net investment income:
Class A	(81,797)	—	(3,542)	(3,042)
Class C	(17,020)	—	(3,216)	(2,722)
Class Z	(41,861)	—	(179,062)	(154,808)

Total distributions from net investment income	(140,678)	—	(185,820)	(160,572)

From capital gains:
Class A	(699,776)	—	(4,634)	—
Class C	(266,645)	—	(4,611)	—
Class Z	(281,565)	—	(223,635)	—

Total distributions from capital gains	(1,247,986)	—	(232,880)	—

Total distributions declared to shareholders	(1,388,664)	—	(418,700)	(160,572)

Share Transactions
Class A
Subscriptions	5,430,064	17,832,819	—	100,000
Distributions reinvested	726,441	—	8,176	3,042
Redemptions (Note 5)	(3,605,688)	(905,403)	—	—

Net increase	2,550,817	16,927,416	8,176	103,042
Class C
Subscriptions	4,053,953	5,143,557	—	99,995
Distributions reinvested	223,699	—	7,827	2,722
Redemptions (Note 5)	(775,405)	(50,387)	—	—

Net increase	3,502,247	5,093,170	7,827	102,717
Class Z
Subscriptions	559,924	7,354,926	96	4,814,552
Distributions reinvested	323,253	—	402,697	154,808
Redemptions (Note 5)	(2,040,050)	—	—	—

Net increase/(decrease)	(1,156,873)	7,354,926	402,793	4,969,360

Net increase from share transactions	4,896,191	29,375,512	418,796	5,175,119

Total increase/(decrease) in net assets	2,719,324	29,602,948	(496,828)	4,959,852

Net Assets
Beginning of period	29,702,948	100,000 (c)	4,959,852	—

End of period	32,422,272	29,702,948	4,463,024	4,959,852

Undistributed net investment income/(loss)	(34,639)	—	82	82

(a)	Highland Equity Opportunities Fund commenced investment operations on December 5, 2006.

(b)	Highland High Income Fund commenced investment operations on March 5, 2007.

(c)	Represents initial seed money.

(d)	Highland Income Fund commenced investment operations on March 5, 2007.

14 | See accompanying Notes to Financial Statements.

Highland Funds I

	Highland Income Fund

	Six Months Ended February 29, 2008 (unaudited) ($)	Period Ended August 31, 2007 (d) ($)

Increase/(Decrease) in Net Assets:

From Operations
Net investment income/(loss)	161,234	133,293
Net realized gain/(loss) on investments, unfunded transactions and short positions	(8,848)	202,039
Net change in unrealized appreciation/ (depreciation) on investments, unfunded transactions and short positions	(350,169)	(267,296)

Net increase/(decrease) in net assets from operations	(197,783)	68,036

Distributions Declared to Shareholders
From net investment income:
Class A	(3,108)	(2,502)
Class C	(20,741)	(2,290)
Class Z	(137,385)	(128,501)

Total distributions from net investment income	(161,234)	(133,293)

From capital gains:
Class A	(4,748)	—
Class C	(54,700)	—
Class Z	(189,259)	—

Total distributions from capital gains	(248,707)	—

Total distributions declared to shareholders	(409,941)	(133,293)

Share Transactions
Class A
Subscriptions	21,279	100,000
Distributions reinvested	7,844	2,502
Redemptions (Note 5)	—	—

Net increase	29,123	102,502
Class C
Subscriptions	1,617,877	111,828
Distributions reinvested	70,042	2,290
Redemptions (Note 5)	(348,033)	—

Net increase	1,339,886	114,118
Class Z
Subscriptions	—	4,800,000
Distributions reinvested	327,442	128,501
Redemptions (Note 5)	—	—

Net increase/(decrease)	327,442	4,928,501

Net increase from share transactions	1,696,451	5,145,121

Total increase/(decrease) in net assets	1,088,727	5,079,864

Net Assets
Beginning of period	5,079,864	—

End of period	6,168,591	5,079,864

Undistributed net investment income/(loss)	216	216

See accompanying Notes to Financial Statements. | 15

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Equity Opportunities Fund		Highland High Income Fund

	Six Months Ended February 29, 2008 (unaudited) ($)	Period Ended August 31, 2007 (a) ($)	Six Months Ended February 29, 2008 (unaudited) ($)	Period Ended August 31, 2007 (b) ($)

Changes in Shares
Class A
Subscriptions	494,913	1,617,521	—	10,000
Issued for distributions reinvested	69,053	—	924	305
Redemptions	(349,233)	(83,524)	—	—

Net increase	214,733	1,533,997	924	10,305
Class C
Subscriptions	374,765	473,505	—	10,000
Issued for distributions reinvested	21,345	—	885	273
Redemptions	(73,923)	(4,587)	—	—

Net increase	322,187	468,918	885	10,273
Class Z
Subscriptions	50,673	716,203	8	481,418
Issued for distributions reinvested	30,698	—	45,499	15,527
Redemptions	(202,370)	—	—	—

Net increase/(decrease)	(120,999)	716,203	45,507	496,945

(a)	Highland Equity Opportunities Fund commenced investment operations on December 5, 2006.

(b)	Highland High Income Fund commenced investment operations on March 5, 2007.

(c)	Highland Income Fund commenced investment operations on March 5, 2007.

16 | See accompanying Notes to Financial Statements.

Highland Funds I

	Highland Income Fund

	Six Months Ended February 29, 2008 (unaudited) ($)	Period Ended August 31, 2007 (c) ($)

Changes in Shares
Class A
Subscriptions	2,137	10,000
Issued for distributions reinvested	826	247
Redemptions	—	—

Net increase	2,963	10,247
Class C
Subscriptions	165,616	11,145
Issued for distributions reinvested	7,430	224
Redemptions	(38,222)	—

Net increase	134,824	11,369
Class Z
Subscriptions	—	480,000
Issued for distributions reinvested	34,345	12,688
Redemptions	—	—

Net increase/(decrease)	34,345	492,688

See accompanying Notes to Financial Statements. | 17

STATEMENT OF CASH FLOWS

For the Six Months Ended February 29, 2008 (unaudited)	Highland Equity Opportunities Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	106,039

Adjustments to Reconcile Net Investment Income to Net Cash Used in Operating Activities
Purchase of investments securities	(29,349,892)
Proceeds from disposition of investment securities	20,494,243
Purchases of securities sold short	15,232,946
Proceeds from securities sold short	(8,036,532)
Decrease in dividends, interest and fees receivable	33,232
Increase in receivable for investments sold	(1,635,322)
Increase in restricted cash	(6,839,316)
Increase in other assets	(172,232)
Increase in payable for investments purchased	1,639,063
Decrease in payables to related parties	(30,227)
Increase in other liabilities	11,818

Net cash flow used in operating activities	(8,546,180)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	10,154,836
Payment of shares redeemed	(6,316,425)

Net cash flow provided by financing activities	3,838,411

Net decrease in cash	(4,707,769)

Cash
Beginning of the period	8,467,607
End of the period	3,759,838

18 |  See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended February 29, 2008 (unaudited)	Highland High Income Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	185,820

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchase of investments securities	(2,599,127)
Proceeds from disposition of investment securities	2,982,188
Decrease in dividends, interest and fees receivable	2,784
Increase in receivable for investment adviser	(10,578)
Decrease in receivable for investments sold	25,313
Decrease in other assets	25,132
Net realized loss on unfunded transactions	(1,090)
Net amortization of premium/(discount)	(14,469)
Decrease in payable for investments purchased	(364,151)
Decrease in payables to related parties	(1,597)
Increase in other liabilities	21,680

Net cash flow provided by operating activities	251,905

Cash Flows Provided by Financing Activities
Proceeds from shares sold	96

Net cash flow provided by financing activities	96

Net increase in cash	252,001

Cash
Beginning of the period	352,865
End of the period	604,866

See accompanying Notes to Financial Statements. | 19

STATEMENT OF CASH FLOWS

For the Six Months Ended February 29, 2008 (unaudited)	Highland Income Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	161,234

Adjustments to Reconcile Net Investment Income to Net Cash Used in Operating Activities
Purchase of investments securities	(3,469,420)
Proceeds from disposition of investment securities	2,700,767
Increase in dividends, interest and fees receivable	(16,023)
Increase in receivable for investment adviser	(8,072)
Increase in receivable for investments sold	(62,345)
Decrease in other assets	21,255
Net realized loss on unfunded transactions	(183)
Net amortization of premium/(discount)	(9,614)
Increase in payable for investments purchased	225,466
Decrease in payables to related parties	(578)
Increase in other liabilities	21,723

Net cash flow used in operating activities	(435,790)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	1,634,543
Payment of shares redeemed	(307,160)

Net cash flow provided by financing activities	1,327,383

Net increase in cash	891,593

Cash
Beginning of the period	35,794
End of the period	927,387

20 |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Equity Opportunities Fund Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$10.92		$10.00

Income from Investment Operations:
Net investment income(b)	0.04		(0.01)
Redemption fees added to paid-in capital	—	(c)	—	(c)
Net realized and unrealized gain/(loss)(b)	(0.19)		0.93

Total from investment operations	(0.15)		0.92

Less Distributions Declared to Shareholders:
From net investment income	(0.04)		—
From net realized gains	(0.38)		—

Total distributions declared to shareholders	(0.42)		—

Net Asset Value, End of Period	$10.35		$10.92
Total return(d)	(1.42	)%(e)	9.20	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$18,100		$16,757
Total expenses	4.27%		5.25%
Waiver/reimbursement	2.25%		2.30%
Net operating expenses(f)	2.02%		2.95%
Dividends for short positions	0.28%		0.01%
Net expenses(f)	2.30%		2.96%
Net investment income/(loss)	0.70%		(0.41)%
Portfolio turnover rate	86	%(e)	58	%(e)

(a)	Highland Equity Opportunities Fund commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.

See accompanying Notes to Financial Statements. | 21

FINANCIAL HIGHLIGHTS

Highland Equity Opportunities Fund Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$10.90		$10.00

Income from Investment Operations:
Net investment income(b)	—	(c)	(0.03)
Redemption fees added to paid-in capital	—	(c)	—	(c)
Net realized and unrealized gain/(loss)(b)	(0.20)		0.93

Total from investment operations	(0.20)		0.90

Less Distributions Declared to Shareholders:
From net investment income	(0.02)		—
From net realized gains	(0.38)		—

Total distributions declared to shareholders	(0.40)		—

Net Asset Value, End of Period	$10.30		$10.90
Total return(d)	(1.88	)%(e)	9.00	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$8,150		$5,109
Total expenses	4.92%		5.90%
Waiver/reimbursement	2.25%		2.30%
Net operating expenses(f)	2.67%		3.60%
Dividends for short positions	0.28%		0.01%
Net expenses(f)	2.95%		3.61%
Net investment income (loss)	0.05%		(1.06	) %
Portfolio turnover rate	86	%(e)	58	%(e)

(a)	Highland Equity Opportunities Fund commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.

22 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Equity Opportunities Fund Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$10.94		$10.00

Income from Investment Operations:
Net investment income(b)	0.06		0.00
Redemption fees added to paid-in capital	—	(c)	—	(c)
Net realized and unrealized gain/(loss)(b)	(0.19)		0.94

Total from investment operations	(0.13)		0.94

Less Distributions Declared to Shareholders:
From net investment income	(0.06)		—
From net realized gains	(0.38)		—

Total distributions declared to shareholders	(0.44)		—

Net Asset Value, End of Period	$10.37		$10.94
Total return(d)	(1.31	)%(e)	9.40	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$6,172		$7,837
Total expenses	3.92%		4.90%
Waiver/reimbursement	2.25%		2.30%
Net operating expenses(f)	1.67%		2.60%
Dividends for short positions	0.28%		0.01%
Net expenses(f)	1.95%		2.61%
Net investment income (loss)	1.05%		(0.06)%
Portfolio turnover rate	86	%(e)	58	%(e)

(a)	Highland Equity Opportunities Fund commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.

See accompanying Notes to Financial Statements. | 23

FINANCIAL HIGHLIGHTS

Highland High Income Fund Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$9.58		$10.00

Income from Investment Operations:
Net investment income(b)	0.33		0.30
Net realized and unrealized loss(b)	(1.24)		(0.42)

Total from investment operations	(0.91)		(0.12)

Less Distributions Declared to Shareholders:
From net investment income	(0.33)		(0.30)
From net realized gains	(0.44)		—

Total distributions declared to shareholders	(0.77)		(0.30)

Net Asset Value, End of Period	$7.90		$9.58
Total return(c)	(10.12	)%(d)	(1.26	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$89		$99
Total expenses	10.33%		5.89%
Waiver/reimbursement	7.98%		3.54%
Net operating expenses(e)	2.35%		2.35%
Interest expense	0.04%		N/A
Net expenses(e)	2.39%		2.35%
Net investment income	7.37%		6.06%
Portfolio turnover rate	59	%(d)	641	%(d)

(a)	Highland High Income Fund commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement.

24 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland High Income Fund Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$9.58		$10.00

Income from Investment Operations:
Net investment income(b)	0.30		0.27
Net realized and unrealized loss(b)	(1.24)		(0.42)

Total from investment operations	(0.94)		(0.15)

Less Distributions Declared to Shareholders:
From net investment income	(0.30)		(0.27)
From net realized gains	(0.44)		—

Total distributions declared to shareholders	(0.74)		(0.27)

Net Asset Value, End of Period	$7.90		$9.58
Total return(c)	(10.41	)%(d)	(1.59	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$88		$98
Total expenses	10.98%		6.54%
Waiver/reimbursement	7.98%		3.54%
Net operating expenses(e)	3.00%		3.00%
Interest expenses	0.04%		N/A
Net expenses(e)	3.04%		3.00%
Net investment income	6.72%		5.41%
Portfolio turnover rate	59	%(d)	641	%(d)

(a)	Highland High Income Fund commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement.

See accompanying Notes to Financial Statements. | 25

FINANCIAL HIGHLIGHTS

Highland High Income Fund Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$9.58		$10.00

Income from Investment Operations:
Net investment income(b)	0.35		0.32
Net realized and unrealized loss(b)	(1.24)		(0.42)

Total from investment operations	(0.89)		(0.10)

Less Distributions Declared to Shareholders:
From net investment income	(0.35)		(0.32)
From net realized gains	(0.44)		—

Total distributions declared to shareholders	(0.79)		(0.32)

Net Asset Value, End of Period	$7.90		$9.58
Total return(c)	(9.96	)%(d)	(1.10	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$4,286		$4,763
Total expenses	9.98%		5.54%
Waiver/reimbursement	7.98%		3.54%
Net operating expenses(e)	2.00%		2.00%
Interest expense	0.04%		N/A
Net expenses(e)	2.04%		2.00%
Net investment income	7.72%		6.41%
Portfolio turnover rate	59	%(d)	641	%(d)

(a)	Highland High Income Fund commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement.

26 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Income Fund Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$9.88		$10.00

Income from Investment Operations:
Net investment income(b)	0.25		0.25
Redemption fees added to paid-in-capital	—	(c)	—
Net realized and unrealized loss(b)	(0.51)		(0.12)

Total from investment operations	(0.26)		0.13

Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.25)
From net realized gains	(0.38)		—

Total distributions declared to shareholders	(0.63)		(0.25)

Net Asset Value, End of Period	$8.99		$9.88
Total return(d)	(2.82	)%(e)	1.24	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$119		$101
Total expenses	8.53%		5.85%
Waiver/reimbursement	6.18%		3.50%
Net operating expenses(f)	2.35%		2.35%
Interest expense	0.12%		0.15%
Net expenses(f)	2.47%		2.50%
Net investment income	5.30%		4.96%
Portfolio turnover rate	52	%(e)	590	%(e)

(a)	Highland Income Fund commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.

See accompanying Notes to Financial Statements. | 27

FINANCIAL HIGHLIGHTS

Highland Income Fund Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$9.88		$10.00

Income from Investment Operations:
Net investment income(b)	0.22		0.22
Redemption fees added to paid-in-capital	—	(c)	—
Net realized and unrealized loss(b)	(0.51)		(0.12)

Total from investment operations	(0.29)		0.10

Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.22)
From net realized gains	(0.38)		—

Total distributions declared to shareholders	(0.60)		(0.22)

Net Asset Value, End of Period	$8.99		$9.88
Total return(d)	(3.14	)%(e)	0.92	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$1,314		$112
Total expenses	9.18%		6.50%
Waiver/reimbursement	6.18%		3.50%
Net operating expenses(f)	3.00%		3.00%
Interest expense	0.12%		0.15%
Net expenses(f)	3.12%		3.15%
Net investment income	4.65%		4.31%
Portfolio turnover rate	52	%(e)	590	%(e)

(a)	Highland Income Fund commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.

28 |See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Income Fund Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 02/29/08 (unaudited)		For the Period Ended 08/31/07(a)

Net Asset Value, Beginning of Period	$9.88		$10.00

Income from Investment Operations:
Net investment income(b)	0.27		0.27
Redemption fees added to paid-in-capital	—	(c)	—
Net realized and unrealized loss(b)	(0.51)		(0.12)

Total from investment operations	(0.24)		0.15

Less Distributions Declared to Shareholders:
From net investment income	(0.27)		(0.27)
From net realized gains	(0.38)		—

Total distributions declared to shareholders	(0.65)		(0.27)

Net Asset Value, End of Period	$8.99		$9.88
Total return(d)	(2.65	)%(e)	1.42	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$4,736		$4,866
Total expenses	8.18%		5.50%
Waiver/reimbursement	6.18%		3.50%
Net operating expenses(f)	2.00%		2.00%
Interest expense	0.12%		0.15%
Net expenses(f)	2.12%		2.15%
Net investment income	5.65%		5.31%
Portfolio turnover rate	52	%(e)	590	%(e)

(a)	Highland Income Fund commenced operations on March 5, 2007.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)

Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement.

See accompanying Notes to Financial Statements. | 29

NOTES TO FINANCIAL STATEMENTS (unaudited)

February 29, 2008	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three separate portfolios, each of which is non-diversified, Highland Equity Opportunities Fund (the “Equity Opportunities Fund”), Highland High Income Fund (the “High Income Fund”) and Highland Income Fund (the “Income Fund”) (each a “Fund” and collectively, the “Funds”).

Investment Objectives

The investment objectives of the Funds are as follows:

Equity Opportunities Fund. To seek consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

High Income Fund. To provide high current income while seeking to preserve shareholders’ capital.

Income Fund. To provide a high level of current income, with capital appreciation as a secondary objective.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers Class A, Class C and Class Z Shares. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A Shares are subject to a maximum front-end sales charge of 5.50% for the Equity Opportunities Fund and 4.50% for the High Income Fund and Income Fund, based on the amount of initial investment. Class A Shares purchased without an initial sales charge by accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares sold within eighteen months of purchase. Class C Shares do not have an initial sales charge but are subject to a maximum CDSC of 1.00% on shares sold within the first year of purchase. Please read the Funds’ Class A and C Shares prospectuses for additional details on these CDSCs. Class Z Shares are not subject to a sales charge and are offered to certain institutional and eligible investors as described in the Funds’ Class Z Shares prospectuses.

At February 29, 2008, Highland Capital Management L.P. (the “Investment Adviser”) owned 15.7%, 99.7% and 80.0% of the total shares outstanding of the Equity Opportunities Fund, High Income Fund and Income Fund, respectively.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Funds use those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), such securities are valued at their fair value, as determined by the Investment Adviser, in good faith in accordance with procedures approved by the Funds’ Board of Trustees. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Investment Adviser instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

30 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Funds I

Security Transactions

Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Foreign Currency

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Short Sales

The Equity Opportunities Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on the Statement of Assets and Liabilities. Of this restricted cash, $1,744,313 is held with the custodian and $6,446,026 is held with the broker.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan.

Determination of Class Net Asset Values

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.

U.S. Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of September 1, 2007, the Funds adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.

Distributions to Shareholders

The Equity Opportunities Fund intends to pay distributions from net investment income on an annual basis. The High Income and Income Funds intend to pay distributions from net investment income on a monthly basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.

Offering Costs

Certain costs incurred in connection with each Fund’s initial public offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. As of December 4, 2007, the offering costs for the Equity Opportunities Fund had been fully amortized.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

Semi-Annual Report | 31

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Funds I

Additional Accounting Standards

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management has evaluated the implications of SFAS 157 and concluded that there is no material impact on the financial statements.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the period ended August 31, 2007, the most recent tax year end, was as follows:

	Distributions paid from:
Fund	Ordinary Income*	Long-Term Capital Gains

Equity Opportunities Fund	$—	$—
High Income Fund	160,572	—
Income Fund	133,293	—

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)

Equity Opportunities Fund	$217,425	$1,491	$8,824
High Income Fund	195,206	—	(410,388)
Income Fund	202,255	—	(267,296)

* The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale adjustments.

Unrealized appreciation and depreciation at February 29, 2008, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)*	Cost

Equity Opportunities Fund	$1,387,353	$(3,387,979)	$(2,000,626)	$28,608,528
High Income Fund	6,896	(1,059,235)	(1,052,339)	4,872,907
Income Fund	33,798	(651,263)	(617,465)	5,982,800

* Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Funds monthly investment advisory fees, computed and accrued daily based on the average daily managed assets of each Fund, at the annual rate of 2.25% for the Equity Opportunities Fund, 0.65% for the High Income Fund and 0.50% for the Income Fund.

“Average daily managed assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s average daily managed net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PFPC Inc. The Investment Adviser pays PFPC Inc. directly for these sub-administration services.

Service and Distribution Fees

PFPC Distributors, Inc. (the “Underwriter”) serves as the principal underwriter and distributor of each Fund’s shares. The Distributor acting as underwriter, receives the front-end sales charge imposed on the sale of Class A Shares and receives the CDSC imposed on certain redemptions of Class A and Class C Shares. For the six months ended February 29, 2008, the Distributor received $9,140 of front-end sales charge for Class A Shares and received $5,527 of CDSC for Class C Shares of the Equity Opportunities Fund and $857 of CDSC for Class C Shares of the Income Fund. There were no other CDSC received for the six months ended February 29, 2008.

32 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Funds I

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which requires the payment of a monthly service fee to the Distributor at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C Shares of the Funds. The Plan also requires the payment of a monthly distribution fee to the Distributor at an annual rate of 0.10% of the average daily net assets attributable to Class A Shares and 0.75% of the average daily net assets attributable to Class C Shares of each Fund.

Expense Limits and Fee Reimbursements

For the Equity Opportunities Fund, pursuant to a written fee waiver and expense reimbursement agreement, the Investment Adviser had agreed to waive its advisory and/or administration fees and/or reimburse for certain expenses (exclusive of distribution and service fees, brokerage commissions, short sale dividend and interest expense, taxes and extraordinary expenses, if any) so that such annual expenses did not exceed 2.60% of the average daily managed assets for each of Class A, C and Z Shares for the Equity Opportunities Fund’s first twelve months of operations. This agreement was terminated on January 9, 2008. The Investment Adviser voluntarily has agreed to waive 100% of its advisory fee. This waiver may be terminated at any time by Investment Adviser upon fourteen days’ written notice to investors.

For the High Income and Income Funds, the Investment Adviser voluntarily has agreed to waive all of its advisory fees and 0.15% of its administration fee. This waiver may be terminated at any time by the Investment Adviser upon seven days’ written notice to investors. Furthermore, the Investment Adviser voluntarily has agreed to waive or reimburse a portion of each Fund’s management fees or other expenses (exclusive of 12b-1 fees) such that the total annual operating expenses (exclusive of 12b-1 fees) for Class A, C and Z Shares of each Fund will not exceed 2.00% of each Fund’s average daily managed assets through January 31, 2008.

Fees Paid to Officers and Trustees

Effective January 1, 2008, each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and a business development company advised by the Investment Adviser as of the date of this semi-annual report.

Prior to January 1, 2008, each Independent Trustee received an annual retainer of $10,000 from each Fund for services provided as Trustee of the Funds.

The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Note 5. Redemption Fees

The Funds impose a 2.00% redemption fee on all Class A, Class C and Class Z Shares that are redeemed or exchanged within two months or less after date of purchase. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds. For the six months ended February 29, 2008, the Funds had collected the following redemption fees:

	Redemption Fee Amount

Fund	Class A	Class C	Class Z

Equity Opportunities Fund	$5,513	$2,106	$2,094
High Income Fund	—	—	—
Income Fund	21	234	845

Note 6. Portfolio Information

For the six months ended February 29, 2008, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding short-term investments) amounted to the following:

	Purchases		Sales

U.S. Fund	Government*	U.S. Other	Government*	Other

Equity Opportunities Fund	$—	$29,349,892	$—	$20,494,243
High Income Fund	—	2,599,127	—	2,982,188
Income Fund	—	3,469,420	—	2,700,767

* The Funds did not have any purchases or sales of U.S. Government Securities for the six-month period ended February 29, 2008.

Note 7. Securities Loans

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds had no securities on loan as of February 29, 2008.

Semi-Annual Report | 33

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Funds I

Note 8. Line of Credit

On June 7, 2007, along with another Fund in the Highland Fund Complex, the Funds entered into a $275,000,000 credit facility, as amended from time to time, used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Funds based on their borrowings. For the six months ended February 29, 2008, there were no borrowings against the credit facility.

Note 9. Unfunded Loan Commitments

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Funds’ valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of February 29, 2008, the Funds did not have any unfunded loan commitments outstanding. The net change in unrealized depreciation on unfunded transactions of $670 for the Highland High Income Fund is recorded in the Statement of Operations.

Note 10. Indemnification

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 11. Disclosure of Significant Risks and Contingencies

Non-Diversification

Due to the nature of each of the Funds’ investment strategy and their non-diversified status, it is possible that a material amount of a Fund’s assets could be invested in the securities of only a few companies. Investing a significant portion of a Fund’s assets in any one issuer would subject the Fund to a greater degree of risk with respect to the failure of one or a few issuers.

Non-Payment Risk

For High Income Fund and Income Fund, corporate debt obligations in which they invest, including senior loans (i.e., loans generally made to corporations, partnerships and other business entities that hold the most senior position in a borrower’s capital structure) are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the senior loan experiencing non-payment, and a potential decrease in the net asset value of the Fund.

Credit Risk

The High Income and Income Funds may invest in investments rated below investment grade, commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high yield senior loans may result in greater net asset value fluctuation than if the Funds did not make such investments.

Hedging Transactions

Each Fund may enter into hedging transactions. The term “hedging” refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Specific strategies for reducing or “hedging” market exposure include buying put options on individual stocks or market indices, writing covered call option on stocks that the Funds own or call options on market indices and establishing short futures positions on one or more market indices correlated with the Funds’ portfolio. Hedging strategies are intended to limit or reduce investment risk, but may also be expected to limit or reduce the potential for profit. No assurance can be given that any particular hedging strategy will be successful.

Illiquidity of Investments

A portion of the investments made by the High Income and Income Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Troubled, Distressed or Bankrupt Companies

The High Income and Income Funds may invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Funds. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Short Selling

Short sales by the Equity Opportunities Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Equity

34 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Funds I

Opportunities Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Equity Opportunities Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Equity Opportunities Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Leverage

Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate that if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return that if the Funds were not leveraged.

Foreign Securities

Each of the Funds may invest in non-U.S. securities. Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Funds are maintained) and the various foreign currencies in which the Funds’ portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

Note 12. Subsequent Event

Effective April 1, 2008, the Investment Adviser voluntarily has agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Equity Opportunities Fund’s average daily managed assets so that the Fund will be charged an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily managed assets. This agreement may be terminated at any time by the Investment Adviser upon 14 days’ written notice to shareholders of the Fund. Prior to April 1, 2008, the Investment Adviser voluntarily had waived its entire investment advisory fee.

Semi-Annual Report | 35

ADDITIONAL INFORMATION (unaudited)

February 29, 2008	Highland Funds I

Approval of Investment Advisory Agreement

The Equity Opportunities Fund (for purposes of this section, the “Fund”) has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Investment Advisory Agreement”). The Investment Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). Following an initial term of two years, the Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on December 14, 2007, the Independent Trustees, assisted by their independent legal counsel, met in executive session to discuss the continuation of the Investment Advisory Agreement. Prior to the meeting, the Independent Trustees had requested detailed information from the Investment Adviser which included: (1) information confirming the financial soundness of the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fees and operating expenses compare to (i) other registered funds and private funds that follow investment strategies similar to those of the Fund and (ii) other private and registered pooled investment vehicles or accounts managed by the Investment Adviser, as well as the performance of such vehicles and accounts; (5) information regarding brokerage and portfolio transactions; and (6) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. In connection with its deliberations at this meeting, the Board consulted with independent counsel and counsel to the Fund and considered information and factors that it believed were relevant to the interests of the Fund’s shareholders, including the following:

The nature, extent, and quality of the services provided by the Investment Adviser

The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement and that the nature and quality of such advisory services are satisfactory.

The Investment Adviser’s historical performance in managing the Fund

The Trustees reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods ended October 31, 2007. They contrasted this performance versus that of the Fund’s, and the CS/Tremont Long/Short Equity Index and the Standard & Poor’s 500 Index. They also compared the performance of the Fund versus that of the Highland Select Equity Fund and Highland Equity Focus Fund, two private funds managed by the Investment Adviser. The Trustees were satisfied with the Investment Adviser’s historical performance in managing the Fund.

The costs of the services to be provided by the Investment Adviser and the profits realized by the Investment Adviser and its affiliates from the relationship with the Fund

The Trustees also gave substantial consideration to the fees payable under the Investment Advisory Agreement, including: (1) the annual fee as a portion of the Fund’s managed assets paid to the Investment Adviser under the Investment Advisory Agreement and the Administration Agreement between the Investment Adviser and Highland Funds I; (2) the expenses Highland incurs in providing advisory services; and (3) a comparison of the fees payable to the Investment Adviser under the Investment Advisory Agreement to fees payable either to the Investment Adviser by other funds or to other investment advisers serving other open-end investment companies with similar investment programs to that of the Fund. After such review, the Trustees determined that the costs of the services to the Fund and the profitability rate of the Investment Adviser with respect to the Investment Advisory Agreement were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Trustees considered the asset levels of the Fund, the information provided by the Investment Adviser relating to its costs, and information comparing the fee rate charged by the Investment Adviser with fee rates charged by other unaffiliated investment managers to their clients. The Trustees noted the Fund’s net assets of approximately $35 million as of October 31, 2007. The Trustees concluded that the fee structure is reasonable and appropriate and, in view of the Fund’s net assets, the sharing of economies of scale is not particularly relevant.

36 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

February 29, 2008	Highland Funds I

Following a further discussion of the factors above and the merits of the Investment Advisory Agreement and its various provisions, it was noted that in considering the Investment Advisory Agreement, no single factor was determinative of the decision of the Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees determined that the Investment Advisory Agreement, including the advisory fees paid to the Investment Adviser under the Investment Advisory Agreement, are fair and reasonable to the Fund in light of the services that the Investment Adviser provides, its costs and the Fund’s asset levels, and concluded that the Investment Advisory Agreement should be continued for another year.

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | 37

ADDITIONAL INFORMATION (unaudited) (continued)

February 29, 2008	Highland Funds I

	Beginning Account Value 09/01/07	Ending Account Value 02/29/08	Net Expense Ratio(1)	Expenses Paid During Period(2)

Equity Opportunities Fund
Actual Fund Return
Class A	$1,000	$985.80	2.02%	$9.97
Class C	1,000	981.20	2.67%	13.15
Class Z	1,000	986.90	1.67%	8.25

Hypothetical 5% Return
Class A	$1,000	$1,014.82	2.02%	$10.12
Class C	1,000	1,011.59	2.67%	13.35
Class Z	1,000	1,016.56	1.67%	8.37

High Income Fund
Actual Fund Return
Class A	$1,000	$971.80	2.35%	$11.52
Class C	1,000	968.60	3.00%	14.68
Class Z	1,000	973.50	2.00%	9.81

Hypothetical 5% Return
Class A	$1,000	$1,013.18	2.35%	$11.76
Class C	1,000	1,009.95	3.00%	14.99
Class Z	1,000	1,014.92	2.00%	10.02

Income Fund
Actual Fund Return
Class A	$1,000	$898.80	2.35%	$11.09
Class C	1,000	895.90	3.00%	14.14
Class Z	1,000	900.40	2.00%	9.45

Hypothetical 5% Return
Class A	$1,000	$1,013.18	2.35%	$11.76
Class C	1,000	1,009.95	3.00%	14.99
Class Z	1,000	1,014.92	2.00%	10.02

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 366.

38 | Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240

Transfer Agent
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report has been prepared for shareholders of Highland Equity Opportunities Fund, Highland High Income Fund and Highland Income Fund. The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report | 39

Highland Funds I	Semi-Annual Report - February 29, 2008

P.O. Box 9840
Providence, RI 02940-8040

www.highlandfunds.com	HLC-HFI-SEMI-02/08

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

On April 16, 2007 the Board of Trustees of Highland Funds I (the “Fund”) approved changes to the Nominating Committee Charter, including the addition of Annex A which provides procedures for shareholders to propose nominations for Trustee candidates.

ANNEX A
NOMINATING COMMITTEE POLICY REGARDING
SELECTION / RECOMMENDATION OF DIRECTOR NOMINEES

A candidate for nomination as Director submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.

A shareholder or group of shareholders (referred to in either case as a “Nominating Shareholder”) that beneficially owned, in the aggregate, more than 5% of the Fund’s voting common shares, with each of the shares used to calculate that ownership held for at least one year as of the date the recommendation was made, may submit one candidate to the Committee for consideration at an annual meeting of shareholders.

2.

The Nominating Shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.

The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than 120 calendar days before the date of the Fund’s proxy statement released to shareholders in connection with the previous year’s annual meeting. If, however, the Fund did not hold an annual meeting in the previous year, or if the date of this year’s annual meeting has been changed by more than 30 days from the date of the previous year’s annual meeting, then the deadline is a reasonable time before the Fund begins to print and mail its proxy materials.

4.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Shareholder (the “candidate”); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Shareholder or an Associated Person of the Nominating Shareholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Shareholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors of the Fund; (E) whether the Nominating Shareholder believes that the candidate is or will be an

“interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a Director or senior officer of public companies, directorships/trusteeships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a Directors’ questionnaire if elected; (iv) the Nominating Shareholder’s consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the Nominating Shareholder and any Associated Person of the Nominating Shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Shareholder. “Associated Person of the Nominating Shareholder” as used in this paragraph 4 means any person required to be identified pursuant to clause (v) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Shareholder or (b) any person required to be identified pursuant to clause (v).

5.

The Committee may require the Nominating Shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Shareholder to serve on the Board. If the Nominating Shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Funds I

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date April 29, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer
and Secretary
(principal financial officer)

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.